                                Ropes & Gray LLP
                             One International Place
                        Boston, Massachusetts 02110-2624

May 12, 2006

VIA EDGAR
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

            Re: Schroder Series Trust (File Nos. 33-65632; 811-7840)

Ladies and Gentlemen:

          We are filing today, through EDGAR, under Rule 485(a)(2) of the
Securities Act of 1933 (the "1933 Act"), and Section 8(b) of the Investment
Company Act of 1940, Post-Effective Amendment No. 29 (the "Amendment") to the
Registration Statement on Form N-1A of Schroder Series Trust (the "Trust"). The
Amendment is being filed to reflect the addition of Schroder International
Diversified Value Fund, a series of the Trust.

          Please direct any questions concerning this filing to me at (617)
951-7819 or to my colleagues Timothy W. Diggins at (617) 951-7389 or Leigh
Fraser at (617) 951-7485. Thank you.

                                        Very truly yours,

                                        /s/ JESSICA O'MARY
                                        ----------------------------------------
                                        Jessica O'Mary

Enclosure

Cc:   Carin F. Muhlbaum, Esq.
      Mr. Alan M. Mandel
      Timothy W. Diggins, Esq.
      Leigh Fraser, Esq.
      Melissa Maguire, Esq.